Performance Management - VegaShares SPX NDX RTY Premium Income ETF	Mar. 11, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1-888-862-3299.

Performance Availability Website Address [Text]	www.VegaSharesETFs.com
Performance Availability Phone [Text]	1-888-862-3299